COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of lease cost
During the three and nine months ended September 30, 2022, the Company recognized the following lease costs arising from the lease transaction:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Operating lease cost	$85,036	$255,109

Summary of cash flow transactions arising from the lease transaction
The Company recognized the following cash flow transactions arising from the lease transaction:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Cash paid for amounts included in the measurement of lease liability	$90,331	$270,993
Right-of-use assets obtained in exchange for new operating lease liability	$—	$934,584

Summary of future payments and interest expense for the operating lease
At September 30, 2022, the future payments and interest expense for the operating lease is as follows:

Years Ending December 31,	Future Payments
The remainder of 2022	$90,331
2023	372,214
2024	383,383

Total undiscounted cash flows	$845,927
Less: imputed interest	(48,820)

Present value of lease liabilities	$797,107

Summary of future minimum payments for the operating leases	At December 31, 2021, the future minimum payments for the operating leases were as follows:

Years Ending December 31,	Future Minimum Payments
2022	$361,324
2023	372,214
2024	383,383

Total	$1,116,921

Future minimum lease payments under operating leases are as follows:

Years Ending December 31,	Amount
2022	$361,324
2023	372,214
2024	383,383

Total	$1,116,921